Employee Option Plans (Tables)	12 Months Ended
Dec. 31, 2017
Employee Option Plans [Line Items]
Schedule of stock-based compensation expense resulting from stock options grants
	Year ended December 31,
	2016	2017

Cost of revenues	$15	$7
Research and development expenses	17	8
Selling and marketing expenses	71	-
General and administrative expenses	4,266	3,972
Total stock-based compensation expense	$4,369	$3,987

Matrix [Member]
Employee Option Plans [Line Items]
Summary of employee option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2017	2,300,000	4.26	3.13	8,591
Exercised	1,150,000	4.42		5,897
Forfeited	50,000	4.59
Outstanding at December 31, 2017	1,100,000	4.33	2.19	9,152
Exercisable at December 31, 2017	-	-	-	-

Sapiens [Member]
Employee Option Plans [Line Items]
Summary of employee option activity
	Year ended December 31, 2017
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding at January 1, 2017	2,137,783	6.91	3.43	15,171
Granted	880,000	11.53
Exercised	(722,483)	3.40
Expired and forfeited	(187,887)	9.71

Outstanding at December 31, 2017	2,107,413	9.67	4.25	24,749

Exercisable at December 31, 2017	783,663	7.05	2.70	9,028

Summary of options outstanding under stock option plans separated into ranges of exercise price
					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2017	Term	price	2017	Exercisable
		(Years)	$		$
1.08-1.68	46,158	3.37	0.71	25,703	56,038
3.14	126,200	0.92	3.14	126,200	2,308
4.32-5.13	47,500	1.55	4.45	47,500	55,397
5.87-6.52	122,500	2.09	5.99	107,500	-
7.01-7.28	88,010	2.25	7.18	61,760	-
8.02-9.01	320,455	3.44	8.08	200,000	-
9.38-9.53	200,000	4.05	9.47	100,000	-
10.38	147,500	3.59	10.38	72,500	55,397
11.01-11.65	855,000	5.54	11.58	20,000	-
12.23-13.70	195,000	5.03	12.59	22,500	-

	2,148,323	4.17	9.49	783,663	7.05

Magic [Member]
Employee Option Plans [Line Items]
Summary of employee option activity

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2017	473,367	4.58	5.10	991
Granted	-	-
Exercised	(132,808)	4.40
Forfeited	(31,250)	6.18

Outstanding at December 31, 2017	309,309	4.38	3.97	1,237

Exercisable at December 31, 2017	258,059	3.84	3.45	1,171

Summary of options outstanding under stock option plans separated into ranges of exercise price

Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)	$		$
1.01-2	20,000	0.98	1.12	20,000	1.12
2.01-3	87,667	2.25	2.31	87,667	2.31
3.01-4	109,142	3.77	4.00	109,142	4.00
5.01-6	6,250	5.61	6.00	-	-
6.01-7	31,250	6.87	6.89	-	-
8.01-9	55,000	6.35	8.01	41,250	8.01
	309,309	3.97	4.38	258,059	3.84